Filed Pursuant to Rule 497(c)
1933 Act File No. 033-62298
1940 Act File No. 811-10401

SAMSON STRONG NATIONS CURRENCY FUND

On behalf of Samson STRONG Nations Currency Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 31, 2012, to the Prospectus for the Samson STRONG Nations Currency Fund, which was filed pursuant to Rule 497(c) on August 31, 2012.  The purpose of this filing is to submit the 497(c) filing dated August 31, 2012 in XBRL for the Samson STRONG Nations Currency Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE